Pension and Other Postretirement Benefits - Schedule of Amounts Included in Aocl and Regulatory Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive loss	$ 14	$ 11
Regulatory Assets	2,614	2,196
Pension Benefits [Member]
Unrecognized net actuarial loss	979	822
Unamortized prior service cost (credit)	9	11
Unamortized transition liability
Total	988	833
Accumulated other comprehensive loss	54	39
Regulatory Assets	934	794
Total	988	833
Other Postretirement Benefits [Member]
Unrecognized net actuarial loss	238	247
Unamortized prior service cost (credit)	(1)	(5)
Unamortized transition liability		1
Total	237	243
Accumulated other comprehensive loss
Regulatory Assets	237	243
Total	$ 237	$ 243